Document And Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	ALPS Variable Investment Trust
Entity Central Index Key	0001382990
Entity Inv Company Type	N-1A
Amendment Flag	false
Trading Symbol	avit
Document Creation Date	Mar. 29, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Apr. 30, 2019